CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
General and administrative expenses	$ 114,144	$ 1,327,217
Loss from operations	(114,144)	(1,327,217)
Other income (expenses):
Change in fair value of derivative warrant liabilities	(12,110,000)	4,511,000
Offering costs allocated to derivative warrant liabilities	(749,253)
Income from investments held in Trust Account	1,973	18,965
Net income (loss)	$ (12,971,424)	$ 3,202,748
Class A Common Stock
Other income (expenses):
Weighted average shares outstanding, ordinary shares, Basic	6,052,632	23,000,000
Weighted average shares outstanding, ordinary shares, Diluted	6,052,632	23,000,000
Basic net income (loss) per share	$ (1.15)	$ 0.11
Diluted net income (loss) per share	$ (1.15)	$ 0.11
Class B ordinary share
Other income (expenses):
Weighted average shares outstanding, ordinary shares, Basic	5,197,368	5,750,000
Weighted average shares outstanding, ordinary shares, Diluted	5,197,368	5,750,000
Basic net income (loss) per share	$ (1.15)	$ 0.11
Diluted net income (loss) per share	$ (1.15)	$ 0.11